Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 915,544	¥ 1,263,173
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	840,815	1,198,138
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(147,389)	(534,655)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	23,204	132,963
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(124,185)	(401,692)
Reclassification adjustment, Current Period, before Tax	(51,965)	296,064
Reclassification adjustment, Current Period, Tax (expense) or benefit	14,020	(88,081)
Reclassification adjustment, Current Period, Net of Tax	(37,945)	207,983
Other Comprehensive Income (Loss), before Tax	(199,354)	(238,591)
Other Comprehensive Income (Loss), Tax (expense) or benefit	37,224	44,882
Total	(162,130)	(193,709)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(4,588)	24,558
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(157,542)	(218,267)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(32,387)	65,470
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	9,917	(20,047)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(22,470)	45,423
Reclassification adjustment, Current Period, before Tax	302	89
Reclassification adjustment, Current Period, Tax (expense) or benefit	(92)	(27)
Reclassification adjustment, Current Period, Net of Tax	210	62
Other Comprehensive Income (Loss), before Tax	(32,085)	65,559
Other Comprehensive Income (Loss), Tax (expense) or benefit	9,825	(20,074)
Total	(22,260)	45,485
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(22,260)	45,485
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	3,029	(22,892)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(599)	6,571
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	2,430	(16,321)
Reclassification adjustment, Current Period, before Tax	(3,013)	(6,701)
Reclassification adjustment, Current Period, Tax (expense) or benefit	598	1,662
Reclassification adjustment, Current Period, Net of Tax	(2,415)	(5,039)
Other Comprehensive Income (Loss), before Tax	16	(29,593)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(1)	8,233
Total	15	(21,360)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	2	326
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	13	(21,686)
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	75,036	(23,354)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(22,992)	6,682
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	52,044	(16,672)
Reclassification adjustment, Current Period, before Tax	(4,612)	(443)
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,533	250
Reclassification adjustment, Current Period, Net of Tax	(3,079)	(193)
Other Comprehensive Income (Loss), before Tax	70,424	(23,797)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(21,459)	6,932
Total	48,965	(16,865)
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	39	83
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	48,926	(16,948)
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	1,200,624	1,654,830
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(146,735)	(196,704)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,053,889	1,458,126
Reclassification adjustment, Current Period, before Tax	(4,231)	(12,257)
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,296	3,753
Reclassification adjustment, Current Period, Net of Tax	(2,935)	(8,504)
Other Comprehensive Income (Loss), before Tax	1,196,393	1,642,573
Other Comprehensive Income (Loss), Tax (expense) or benefit	(145,439)	(192,951)
Total	1,050,954	1,449,622
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	79,276	40,068
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 971,678	¥ 1,409,554